S000077137 [Member] Average Annual Total Returns	12 Months Ended	39 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Russell 3000 Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	22.39%	[1]
Performance Inception Date		Sep. 29, 2022
S&P BDC Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	(3.50%)	15.78%	[1]
Performance Inception Date		Sep. 29, 2022
-
Prospectus [Line Items]
Average Annual Return, Percent	(1.50%)	17.83%	[1]
Performance Inception Date		Sep. 29, 2022
- | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(5.50%)	13.05%	[1]
Performance Inception Date		Sep. 29, 2022
- | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(0.94%)	11.82%	[1]
Performance Inception Date		Sep. 29, 2022

[1]	Since inception September 29, 2022.